UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

DSS AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

9700 Village Center Drive, Suite 50-N, Granite Bay, CA  95746

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 217-8501

Date of fiscal year end: June 30

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

DSS AmericaFirst Defensive Growth Fund
DSS AmericaFirst Large Cap Share Buyback Fund
DSS AmericaFirst Monthly Risk-On Risk-Off Fund
DSS AmericaFirst Income Fund

June 30, 2022

DSS AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

DSS AMERICAFIRST QUANTITATIVE FUNDS

MANAGEMENT’S DISCUSSION OF PERFORMANCE

 JUNE 30, 2022 (UNAUDITED)

Dear Shareholder:

The DSS AmericaFirst Income Fund outperformed its Lipper and Morningstar peer groups for the twelve months ending on June 30,2022. Benefitting from its strategic positions in Healthcare and Retail sector stocks, the Fund outperformed its Lipper peer group (Lipper Flexible Portfolio Funds) by 4.94% and outperformed its Morningstar category (Allocation--70% to 85% Equity) by 4.25%. Despite the solid performance of the Funds equity positions, it was hampered by its government bond and high-grade corporate bond exposure.

The DSS AmericaFirst Risk On Risk Off Fund experienced a loss of 15.24% for the twelve months ending June 30, 2022. The Fund underperformed the Morningstar Tactical Allocation Category by 3.49% and the Lipper Absolute Return Funds Index by 9.96%. The Fund profited from its large-cap investments in the consumer discretionary and utility sectors, but it was hurt by the weakest high-grade bond market in more than 50 years.

The DSS AmericaFirst Large Cap Share Buyback Fund lost 11.16% for the 12-month period ending June 30,2022 but outperformed its Lipper Peer Group (Lipper Multi-Cap Core Funds) as well as its Morningstar Peer Group (Large Blend) by 2.88% and 0.42% respectively. The Fund benefited from its positions in Railroad, Retail, and Technology sector positions but was hampered by its positions in Financial Services and Telecommunications sectors.

Market and Economic Summary

2021

The S&P 500 index, which represents the American stock market, reached a record high in 2021.

The Federal Reserve's stance was a significant motivator for investors to seek out higher-yielding assets like stocks (Fed). Throughout the pandemic, the U.S. central bank kept interest rates low by injecting billions of dollars into the markets. As a result, the economy was able to quickly recover after the COVID-19 pandemic's initial phase.

Through June-2022

Factors such as the supply chain, soaring demand caused by stimulus plans, production costs, closed pipelines and large amounts of relief funds contributed to the highest domestic inflation rate since 1981. Russia's invasion of Ukraine in February added fuel to the inflation fire.

As a result, the equity and fixed income markets remained unstable as the S&P 500 index lost 19.98% and high-grade corporate bonds lost 16.08%.

Sincerely,

Rick Gonsalves

President of DSS AmericaFirst Quantitative Funds

Annual Report | 1

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2022 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE DSS AMERICAFIRST DEFENSIVE GROWTH FUND CLASS A SHARES, THE LIPPER ALTERNATIVE LONG/SHORT EQUITY FUNDS INDEX AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Five Year	Ten Year	Commencement of Operations through June 30, 2022 (1)
Class A	Without sales load	-20.27%	-4.89%	-0.08%	0.58%
	With sales load	-24.28%	-5.86%	-0.59%	0.12%
Class I		-19.87%	-4.42%	0.58%	1.24%
Class U	Without sales load	-20.64%	-5.39%	-0.59%	0.05%
	With sales load	-22.65%	-5.87%	-0.84%	-0.18%
Lipper Alternative Long/Short Equity Funds Index		-9.58%	-1.52%	1.27%	1.10%
S&P 500 Total Return Index		-10.62%	11.30%	12.95%	12.17%

(1)AmericaFirst Defensive Growth Fund Class A, Class I and Class U shares commenced operations on May 23, 2011. Each benchmark since inception return assumes inception date of May 23, 2011. Redemption fees are 1% of amount redeemed, if sold within 90 days.

Total Fund operating expense ratios as stated in the Fund's prospectus dated October 7, 2021, were as follows: DSS AmericaFirst Defensive Growth Fund Class A, 4.70% gross of fee waivers or expense reimbursements and 2.93% after waiver and reimbursement; Class I, 4.35% gross of fee waivers or expense reimbursements and 2.39% after waiver and reimbursement; and Class U, 5.39% gross of fee waivers or expense reimbursements and 3.40% after waiver and reimbursement.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the DSS AmericaFirst Defensive Growth Fund Class A shares versus the Lipper Alternative Long/Short Equity Funds Index and the S&P 500 Total Return Index and. The Lipper Alternative Long/Short Equity Funds Index employs portfolio strategies that combine long holdings of equities with short sales of equity, equity options, or equity index options, the fund may be either net long or net short depending on the portfolio manager's view of the market.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note individuals cannot invest directly in any index.

Annual Report | 2

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2022 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND CLASS A SHARES, THE LIPPER MULTI-CAP CORE FUNDS INDEX AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Five Year	Commencement of Operations through June 30, 2022 (1)
Class A	Without sales load	-11.37%	5.03%	5.14%
	With sales load	-15.77%	3.96%	4.14%
Class I		-11.16%	5.47%	5.62%
Class U	Without sales load	-12.00%	4.34%	4.46%
	With sales load	-14.21%	3.82%	3.97%
Lipper Multi-Cap Core Funds Index		-14.04%	9.53%	10.01%
S&P 500 Total Return Index		-10.62%	11.30%	11.85%

(1) DSS AmericaFirst Large Cap Share Buyback Fund Class A, Class I and Class U shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017. Redemption fees are 1% of amount redeemed, if sold within 90 days.

Total Fund estimated operating expense ratios as stated in the Fund's prospectus dated October 7, 2021, were as follows:  DSS AmericaFirst Large Cap Share Buyback Fund Class A, 3.46% gross of fee waivers or expense reimbursements and 2.15% after fee waiver and reimbursements; Class I, 3.19% gross of fee waivers or expense reimbursements and 1.89% after fee waiver and reimbursements: and Class U, 4.19% gross of fee waivers or expense reimbursements and 2.89% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the DSS AmericaFirst Large Cap Share Buyback Fund Class A shares versus the Lipper Multi-Cap Core Funds Index and the S&P 500 Total Return Index. Lipper Multi-Cap Core Funds Index that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note  individuals cannot invest directly in any index.

Annual Report | 3

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2022 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND* CLASS A SHARES, THE LIPPER ABSOLUTE RETURN FUNDS INDEX AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Five Year	Ten Year	Commencement of Operations through June 30, 2022 (1)
Class A	Without sales load	-16.31%	-1.20%	2.27%	1.77%
	With sales load	-20.49%	-2.21%	1.74%	1.35%
Class I (2)		-15.24%	-0.06%	3.30%	3.49%
Class U	Without sales load	-16.76%	-1.70%	1.75%	1.26%
	With sales load	-18.86%	-2.21%	1.49%	1.05%
Lipper Absolute Return Funds Index		-5.28%	1.08%	1.57%	1.63%
S&P 500 Total Return Index		-10.62%	11.30%	12.95%	12.70%

(1) DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A and Class U shares commenced operations on February 26, 2010. Benchmark since inception return assumes inception date of February 26, 2010. Redemption fees are 1% of amount redeemed, if sold within 90 days.

(2) DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I commenced operations on July 12, 2010. Benchmark return for since inception July 12, 2010 to June 30, 2022 for the Lipper Absolute Return Funds Index and S&P 500 Total Return Index is 1.81% and 13.28%, respectively.

 * On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to DSS AmericaFirst Monthly Risk-On-Risk-Off Fund.

Total Fund operating expense ratios as stated in the Fund's prospectus dated October 7, 2021, were as follows: DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A, 2.78% gross of fee waivers or expense reimbursements and 2.78% after fee waiver and reimbursements; Class I, 2.47% gross of fee waivers or expense reimbursements and 1.63% after fee waiver and reimbursements; and Class U, 3.53% gross of fee waivers or expense reimbursements and 3.41% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

 The above graph depicts the performance of the DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A shares versus the Lipper Absolute Return Funds Index and the S&P 500 Total Return Index. The Lipper Absolute Return Funds Index aims for positive returns in all market conditions. The funds are not benchmarked against a traditional long only market index but rather have the aim of outperforming a cash or risk-free benchmark. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note individuals cannot invest directly in any index.

Annual Report | 4

DSS AMERICAFIRST INCOME FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2022 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE DSS AMERICAFIRST INCOME FUND CLASS A SHARES, THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX AND THE BLOOMBERG AGGREGATE BOND INDEX

Average Annual Total Return

		One Year	Five Year	Ten Year	Commencement of Operations through June 30, 2022 (1)

Class A	Without sales load	-8.97%	-0.61%	1.15%	1.25%
	With sales load	-12.68%	-1.42%	0.74%	0.90%
Class I		-8.61%	0.12%	1.90%	1.95%
Class U	Without sales load	-9.46%	-1.15%	0.64%	0.72%
	With sales load	-11.24%	-1.54%	0.44%	0.56%
Lipper Flexible Portfolio Funds Index		-13.55%	5.54%	6.70%	6.90%
Bloomberg Aggregate Bond Index		-10.29%	0.88%	1.54%	2.21%

(1) DSS AmericaFirst Income Fund Class A, Class I and Class U shares commenced operations on July 1, 2010. Benchmark since inception return assumes inception date of July 1, 2010. Redemption fees are 1% of amount redeemed, if sold within 90 days.

Total Fund operating expense ratios as stated in the Fund's prospectus dated October 7, 2022, were as follows: DSS AmericaFirst Income Fund Class A, 3.25% gross of fee waivers or expense reimbursements and 2.61% after waiver and reimbursement; Class I, 3.05% gross of fee waivers or expense reimbursements and 1.81% after waiver and reimbursement; and Class U, 3.99% gross of fee waivers or expense reimbursements and 3.08% after waiver and reimbursement.  The maximum load on Class A shares is 4.00% and on Class U shares is 2.00%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the DSS AmericaFirst Income Fund Class A shares versus the Lipper Flexible Portfolio Fund Index and the Bloomberg Aggregate Bond Index. The Lipper Flexible Portfolio Funds Index allocates investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return. The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Please note individuals cannot invest directly in any index.

Annual Report | 5

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

Shares		Value

COMMON STOCK - 76.60%

Aircraft Engines & Engine Parts - 1.71%
351	Raytheon Technologies Corp.	$ 33,735

Aircraft Parts & Auxiliary Equipment - 1.77%
2,739	Park Aerospace Corp.	34,950

Beverages - 1.79%
120	Constellation Brands, Inc. Class B *	35,227

Biological Products (No Diagnostic Substances) - 5.01%
167	Biogen, Inc. *	34,058
515	Gilead Sciences, Inc.	31,832
230	Moderna, Inc. *	32,856
		98,746
Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties - 1.71%
882	The Kraft Heinz Co.	33,639

Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 3.38%
587	Seneca Foods Corp. Class A *	32,602
266	The J.M. Smucker Co.	34,051
		66,653
Electric & Other Services Combined - 8.11%
538	ALLETE, Inc.	31,624
768	Avista Corp.	33,416
679	Exelon Corp.	30,772
545	NorthWestern Corp.	32,117
318	WEC Energy Group, Inc.	32,004
		159,933
Electric Services - 7.75%
327	American Electric Power Co., Inc.	31,372
477	Edison International	30,165
725	NRG Energy, Inc.	27,673
702	PNM Resources, Inc.	33,542
1,106	PPL Corp.	30,006
		152,758
Fabricated Rubber Products - 1.64%
107	West Pharmaceutical Services, Inc.	32,354

Gas & Other Services Combined - 1.53%
781	UGI Corp.	30,154

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.57%
235	Curtiss-Wright Corp.	31,034

The accompanying notes are an integral part of these financial statements.

Annual Report | 6

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Value

In Vitro & In Vivo Diagnostic Substances - 1.73%
351	QuidelOrtho Corp. *	$ 34,110

Natural Gas Distribution - 3.30%
957	South Jersey Industries, Inc.	32,672
727	New Jersey Resources Corp.	32,373
		65,045
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.61%
1,163	Avanos Medical, Inc. *	31,796

Pharmaceutical Preparations - 9.82%
442	Bristol-Myers Squibb Co.	34,034
1,012	Emergent BioSolutions, Inc. *	31,412
2,199	Innoviva, Inc. *	32,457
363	Merck & Co., Inc.	33,095
879	Organon & Co.	29,666
629	Pfizer, Inc.	32,978
		193,642
Retail-Grocery Stores - 1.51%
630	The Kroger Co.	29,818

Retail-Variety Stores - 1.82%
577	BJ's Wholesale Club Holdings, Inc. *	35,959

Services-Computer Integrated Systems Design - 1.47%
1,952	Allscripts Healthcare Solutions, Inc. *	28,948

Services-Computer Programming, Data, Processing, Etc. - 1.80%
1,638	HealthStream, Inc. *	35,561

Services-General Medical & Surgical Hospitals - 2.73%
159	HCA Healthcare, Inc.	26,722
516	Tenet Healthcare Corp. *	27,121
		53,843
Services-Help Supply Services - 1.91%
344	AMN Healthcare Services, Inc. *	37,740

Services-Home Health Care Services - 1.58%
200	LHC Group, Inc. *	31,148

Services-Hospitals - 1.64%
1,370	Select Medical Holdings Corp.	32,359

Services-Medical Laboratories - 1.61%
135	Laboratory Corp. of America Holdings	31,639

The accompanying notes are an integral part of these financial statements.

Annual Report | 7

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Value

Ship & Boat Building & Repairing - 1.66%
148	General Dynamics Corp.	$ 32,745

Sugar & Confectionery Products - 1.72%
158	The Hershey Co.	33,995

Wholesale-Drugs Proprietaries & Druggists' Sundries - 1.55%
216	AmerisourceBergen Corp.	30,560

Wholesale-Farm Product Raw Materials - 1.61%
524	Universal Corp.	31,702

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.56%
443	Hologic, Inc. *	30,700

TOTAL COMMON STOCK (Cost $1,567,322) - 76.60%		1,510,493

EXCHANGE TRADED FUND - 18.80%
22,465	ProShares Short S&P 500 ETF *	370,672
TOTAL EXCHANGE TRADED FUND (Cost $340,099) - 18.80%		370,672

MONEY MARKET FUND - 4.59%
90,467	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 1.44% **	90,467
TOTAL MONEY MARKET FUND (Cost $90,467) - 4.59%		90,467

INVESTMENTS IN SECURITIES, AT VALUE (Cost $1,997,889) *** - 99.99%		1,971,632

OTHER ASSETS LESS LIABILITIES - 0.01%		204

NET ASSETS - 100.00%		$1,971,836

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2022.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $2,028,600 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                                      $         83,227

Gross Unrealized Depreciation                                             (140,195)

       Net Unrealized Depreciation                                   $      (56,968)

The accompanying notes are an integral part of these financial statements.

Annual Report | 8

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Exchange Traded Fund	19.12%
Pharmaceutical Preparations	9.99%
Electric & Other Services Combined	8.25%
Electric Services	7.88%
Biological Products (No Diagnostic Substances)	5.09%
Canned, Fruits, Vegetables, Preserves, Jams & Jellies	3.44%
Natural Gas Distribution	3.36%
Money Market Fund	2.94%
Services-General Medical & Surgical Hospitals	2.78%
Services-Help Supply Services	1.95%
Retail-Variety Stores	1.86%
Services-Computer Programming, Data, Processing, Etc.	1.83%
Beverages	1.82%
Aircraft Parts & Auxiliary Equipment	1.80%
In Vitro & In Vivo Diagnostic Substances	1.76%
Sugar & Confectionery Products	1.75%
Aircraft Engines & Engine Parts	1.74%
Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties	1.74%
Ship & Boat Building & Repairing	1.69%
Fabricated Rubber Products	1.67%
Services-Hospitals	1.67%
Orthopedic, Prosthetic & Surgical Appliances & Supplies	1.64%
Wholesale-Farm Product Raw Materials	1.64%
Services-Medical Laboratories	1.63%
Services-Home Health Care Services	1.61%
Miscellaneous Industrial & Commercial Machinery & Equipment	1.60%
Wholesale-Drugs Proprietaries & Druggists' Sundries	1.58%
X-Ray Apparatus & Tubes & Related Irradiation Apparatus	1.58%
Gas & Other Services Combined	1.56%
Retail-Grocery Stores	1.54%
Services-Computer Integrated Systems Design	1.49%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2022 and are subject to change.

Annual Report | 9

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

Shares		Value

COMMON STOCK - 99.47%

Accident & Health Insurance - 2.06%
1,190	Principal Financial Group, Inc.	$ 79,480

Aircraft & Parts - 2.11%
1,330	Textron, Inc.	81,223

Arrangement of Transportation of Freight & Cargo - 2.10%
800	C.H. Robinson Worldwide, Inc.	81,096

Computer & Office Equipment - 1.90%
2,235	HP, Inc.	73,263

Crude Petroleum and Natural Gas - 1.61%
2,762	Marathon Oil Corp.	62,090

Electric Services - 2.02%
2,877	PPL Corp.	78,053

Finance Services - 3.53%
514	American Express Co.	71,251
2,344	Synchrony Financial	64,741
		135,992
Fire, Marine & Casualty Insurance - 6.00%
1,480	American International Group, Inc.	75,672
275	Berkshire Hathaway, Inc. Class B *	75,081
411	Chubb Ltd. (Switzerland)	80,794
		231,547
Guided Missiles & Space Vehicles & Parts - 2.20%
197	Lockheed Martin Corp.	84,702

Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures - 2.01%
1,532	Masco Corp.	77,519

Hotels & Motels - 1.86%
2,483	MGM Resorts International	71,883

Instruments for Measuring & Testing of Electricity & Electrical Signals - 1.85%
795	Teradyne, Inc.	71,192

Insurance Agents, Brokers & Service - 2.20%
315	AON PLC	84,949

Investment Advice - 1.94%
314	Ameriprise Financial, Inc.	74,632

The accompanying notes are an integral part of these financial statements.

Annual Report | 10

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Value

Leather & Leather Products - 1.99%
2,517	Tapestry, Inc.	$ 76,819

National Commercial Banks - 5.83%
679	Capital One Financial Corp.	70,745
1,043	Comerica, Inc.	76,535
1,522	Zions Bancorp	77,470
		224,750
Operative Builders - 4.05%
20	NVR, Inc. *	80,083
1,918	PulteGroup, Inc.	76,010
		156,093
Personal Credit Institutions - 1.88%
765	Discover Financial Services	72,354

Petroleum Refining - 3.62%
773	ConocoPhillips	69,423
853	Marathon Petroleum Corp.	70,125
		139,548
Plastic Material, Synthetic Resin/Rubber, Cellulose (No Glass) - 3.78%
555	Celanese Corp. Class A	65,274
1,396	Sealed Air Corp.	80,577
		145,851
Railroads, Line-Haul Operating - 2.18%
395	Union Pacific Corp.	84,246

Retail-Auto & Home Supply Stores - 4.57%
42	AutoZone, Inc. *	90,263
136	O'Reilly Automotive, Inc. *	85,919
		176,182
Retail-Catalog & Mail-Order Houses - 2.09%
511	CDW Corp.	80,513

Retail-Eating Places - 2.11%
715	Yum! Brands, Inc.	81,160

Retail-Grocery Stores - 2.01%
1	Koninklijke Ahold Delhaize NV ADR	26
1,639	The Kroger Co.	77,574
		77,600
Retail-Lumber & Other Building Materials Dealers - 4.07%
289	The Home Depot, Inc.	79,264
445	Lowe's Cos., Inc.	77,728
		156,992

The accompanying notes are an integral part of these financial statements.

Annual Report | 11

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Value

Retail-Retail Stores - 2.05%
205	Ulta Beauty, Inc. *	$ 79,023

Retail-Variety Stores - 4.70%
394	Dollar General Corp.	96,703
542	Dollar Tree, Inc. *	84,471
		181,174
Retail-Women's Clothing Stores - 1.48%
2,117	Bath & Body Works, Inc.	56,990

Rolling Drawing & Extruding of Nonferrous Metals - 1.98%
2,427	Howmet Aerospace, Inc.	76,329

Security Brokers, Dealers & Flotation Companies - 1.99%
1,008	Morgan Stanley	76,669

Semiconductors & Related Devices - 3.50%
740	Applied Materials, Inc.	67,325
458	NXP Semiconductor NV	67,798
		135,123
Services-Business Services - 1.90%
349	FleetCor Technologies, Inc. *	73,328

Services-General Medical & Surgical Hospitals - 1.80%
413	HCA Healthcare, Inc.	69,409

Services-Management Services - 2.08%
331	Gartner, Inc. *	80,046

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.77%
655	Nucor Corp.	68,389

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.23%
264	McKesson Corp.	86,119

Wholesale-Groceries & Related Products - 2.42%
239	Domino's Pizza, Inc.	93,141

TOTAL COMMON STOCK (Cost $4,350,004) - 99.47%		3,835,469

MONEY MARKET FUND - 0.56%
21,605	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 1.44% **	21,605
TOTAL MONEY MARKET FUND (Cost $21,605) - 0.56%		$ 21,605

The accompanying notes are an integral part of these financial statements.

Annual Report | 12

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Value

INVESTMENTS IN SECURITIES, AT VALUE (Cost $4,371,609) *** - 100.03%	$3,857,074

LIABILITIES LESS OTHER ASSETS - (0.03)%	(1,008)

NET ASSETS - 100.00%	$3,856,066

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2022.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $4,410,370 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                     $  56,051

Gross Unrealized Depreciation                      (609,347)

          Net Unrealized Depreciation             $(553,296)

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Annual Report | 13

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Fire, Marine & Casualty Insurance	6.00%
National Commercial Banks	5.83%
Retail-Variety Stores	4.70%
Retail-Auto & Home Supply Stores	4.57%
Retail-Lumber & Other Building Materials Dealers	4.07%
Operative Builders	4.05%
Plastic Material, Synthetic Resin/Rubber, Cellulose (No Glass)	3.78%
Petroleum Refining	3.62%
Finance Services	3.53%
Semiconductors & Related Devices	3.50%
Wholesale-Groceries & Related Products	2.42%
Wholesale-Drugs, Proprietaries & Druggists' Sundries	2.23%
Guided Missiles & Space Vehicles & Parts	2.20%
Insurance Agents, Brokers & Service	2.20%
Railroads, Line-Haul Operating	2.18%
Aircraft & Parts	2.11%
Retail-Eating Places	2.11%
Arrangement of Transportation of Freight & Cargo	2.10%
Retail-Catalog & Mail-Order Houses	2.09%
Services-Management Services	2.08%
Accident & Health Insurance	2.06%
Retail-Retail Stores	2.05%
Electric Services	2.02%
Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures	2.01%
Retail-Grocery Stores	2.01%
Leather & Leather Products	1.99%
Security Brokers, Dealers & Flotation Companies	1.99%
Rolling Drawing & Extruding of Nonferrous Metals	1.98%
Investment Advice	1.94%
Computer & Office Equipment	1.90%
Services-Business Services	1.90%
Personal Credit Institutions	1.88%
Hotels & Motels	1.86%
Instruments for Measuring & Testing of Electricity & Electrical Signals	1.85%
Services-General Medical & Surgical Hospitals	1.80%
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)	1.77%
Crude Petroleum and Natural Gas	1.61%
Retail-Women's Clothing Stores	1.48%
Money Market Fund	0.53%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2022 and are subject to change.

Annual Report | 14

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

Shares		Value

COMMON STOCK - 48.43%

Agricultural Production-Crops - 2.22%
2,736	Corteva, Inc.	$ 148,127

Computer Communications Equipment - 1.80%
2,816	Cisco Systems, Inc.	120,074

Crude Petroleum & Natural Gas - 6.65%
2,375	Devon Energy Corp.	130,886
6,332	Marathon Oil Corp.	142,343
3,248	TotalEnergies SE ADR *	170,975
		444,204
Fire, Marine & Casualty Insurance - 4.32%
2,696	American International Group, Inc.	137,846
766	Chubb, Ltd. (Switzerland)	150,580
		288,426
Investment Advice - 1.86%
1,362	Blackstone, Inc. Class A	124,255

Metal Mining - 1.80%
8,239	Vale SA ADR	120,537

Motor Vehicles & Passenger Car Bodies - 4.32%
6,031	Honda Motor Co. Ltd. ADR	145,649
925	Toyota Motor Corp. ADR	142,607
		288,256
Operative Builders - 6.27%
1,979	D.R. Horton, Inc.	130,990
1,906	Meritage Homes Corp. *	138,185
3,769	PulteGroup, Inc.	149,365
		418,540
Retail-Auto & Home Supply Stores - 2.08%
3,856	MarineMax, Inc. *	139,279

Semiconductors & Related Devices - 4.76%
742	NVIDIA Corp.	112,480
10,530	Photronics, Inc. *	205,124
		317,604
Services-Medical Laboratories - 2.01%
573	Laboratory Corp. of America Holdings	134,288

Short-Term Business Credit Institutions - 2.36%
2,732	Encore Capital Group, Inc. *	157,828

The accompanying notes are an integral part of these financial statements.

Annual Report | 15

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Value

State Commercial Banks - 4.11%
2,498	The Bank of Nova Scotia (Canada)	$ 147,907
3,742	Customers Bancorp, Inc. *	126,854
		274,761
Trucking (No Local) - 1.88%
491	Old Dominion Freight Line, Inc.	125,833

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.99%
1,918	Hologic, Inc. *	132,917

TOTAL COMMON STOCK (Cost $3,690,836) - 48.43%		3,234,929

EXCHANGE TRADED FUNDS - 50.58%
2,849	Consumer Staples Select Sector SPDR ETF	205,641
1,698	Health Care Select Sector SPDR ETF	217,752
24,060	Invesco DB US Dollar Bullish *	672,718
33,932	ProShares Short MSCI EAFE *	723,091
43,330	ProShares Short S&P 500 *	714,945
3,719	SPDR Gold Shares *	626,503
3,099	Utilities Select Sector SPDR ETF	217,333
TOTAL EXCHANGE TRADED FUNDS (Cost $3,200,237) - 50.58%		3,377,983

REAL ESTATE INVESTMENT TRUST - 2.17%
5,270	Equity Commonwealth	145,083
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $143,213) - 2.17%		145,083

INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,034,286) *** - 101.18%		6,757,995

LIABILITIES LESS OTHER ASSETS - (1.18)%		(78,815)

NET ASSETS - 100.00%		$ 6,679,180

* Represents non-income producing security during the period.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $7,098,859 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation              $   198,312

Gross Unrealized Depreciation                  (539,176)

       Net Unrealized Depreciation           $ (340,864)

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

SE - Societas Europaea, Latin term means European Company.

The accompanying notes are an integral part of these financial statements.

Annual Report | 16

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Exchange Traded Funds	49.98%
Crude Petroleum & Natural Gas	6.57%
Operative Builders	6.19%
Semiconductors & Related Devices	4.70%
Fire, Marine & Casualty Insurance	4.27%
Motor Vehicles & Passenger Car Bodies	4.26%
State Commercial Banks	4.07%
Short-Term Business Credit Institutions	2.34%
Agricultural Production-Crops	2.19%
Real Estate Investment Trust	2.15%
Retail-Auto & Home Supply Stores	2.06%
Services-Medical Laboratories	1.99%
X-Ray Apparatus & Tubes & Related Irradiation Apparatus	1.97%
Trucking (No Local)	1.86%
Investment Advice	1.84%
Computer Communications Equipment	1.78%
Metal Mining	1.78%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2022 and are subject to change.

Annual Report | 17

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

Shares		Value

COMMON STOCK - 55.00%

Accident & Health Insurance - 1.34%
2,739	Principal Financial Group, Inc.	$ 182,938

Biological Products (No Diagnostic Substances) - 1.38%
3,037	Gilead Sciences, Inc.	187,717

Cigarettes - 1.13%
3,683	Altria Group, Inc.	153,839

Computer & Office Equipment - 1.45%
1,405	International Business Machines Corp.	198,372

Computer Communications Equipment - 1.36%
4,350	Cisco Systems, Inc.	185,484

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.48%
1,495	Kimberly-Clark Corp.	202,049

Crude Petroleum & Natural Gas - 3.27%
5,637	Coterra Energy, Inc.	145,378
2,587	Devon Energy Corp.	142,570
708	Pioneer Natural Resources Co.	157,941
		445,889
Electric & Other Services Combined - 2.75%
2,004	Consolidated Edison, Inc.	190,580
6,279	NiSource, Inc.	185,168
		375,748
Electric Services - 6.57%
1,936	American Electric Power Co., Inc.	185,740
2,852	Edison International	180,360
4,654	FirstEnergy Corp.	178,667
4,362	NRG Energy, Inc.	166,497
2,610	The Southern Co.	186,119
		897,383
Household Appliances - 1.23%
1,087	Whirlpool Corp.	168,344

Industrial Organic Chemicals - 1.11%
1,735	LyondellBasell Industries NV Class A	151,743

Investment Advice - 1.27%
7,404	Franklin Resouces, Inc.	172,587

The accompanying notes are an integral part of these financial statements.

Annual Report | 18

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Value

Life Insurance - 1.19%
3,480	Lincoln National Corp.	$ 162,760

National Commercial Banks - 5.11%
2,417	Comerica, Inc.	177,359
9,410	KeyCorp	162,134
9,025	Regions Financial Corp.	169,219
3,990	Truist Financial Corp.	189,246
		697,958
Natural Gas Transmission - 1.20%
5,263	The Williams Cos., Inc.	164,258

Natural Gas Transmission & Distribution - 1.20%
2,954	ONEOK, Inc.	163,947

Paper Mills - 1.22%
3,969	International Paper Co.	166,023

Petroleum Refining - 1.18%
1,114	Chevron Corp.	161,285

Pharmaceutical Preparations - 4.24%
1,341	AbbVie, Inc.	205,388
5,232	Organon & Co.	176,580
3,753	Pfizer, Inc.	196,770
		578,738
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 1.09%
2,895	Dow, Inc.	149,411

Retail-Radio, Tv & Consumer Electronics Stores - 1.17%
2,440	Best Buy Co., Inc.	159,064

Semiconductors & Related Devices - 1.23%
4,494	Intel Corp.	168,120

Services-Advertising Agencies - 2.51%
2,683	Omnicom Group, Inc.	170,666
6,238	The Interpublic Group of Cos., Inc.	171,732
		342,398
Specialty Cleaning, Polishing & Sanitation Preparations - 1.45%
1,405	Clorox Co.	198,077

State Commercial Banks - 1.24%
4,735	Citizens Financial Group, Inc.	168,992

The accompanying notes are an integral part of these financial statements.

Annual Report | 19

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Value

Surgical & Medical Instruments & Apparatus - 1.19%
1,257	3M Co.	$ 162,668

Telephone Communications (No Radiotelephone) - 1.42%
9,222	AT&T, Inc.	193,293

Trucking & Courier Services (No Air) - 1.45%
1,085	United Parcel Service, Inc.	198,056

Wholesale-Computers & Peripheral Equipment & Software - 1.21%
12,487	Hewlett Packard Enterprise Co.	165,578

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 1.36%
759	Watsco, Inc. Class B	185,090

TOTAL COMMON STOCK (Cost $8,200,433) - 55.00%		7,507,809

EXCHANGE TRADED FUNDS - 30.04%
17,631	iShares 1-3 Year Treasury Bond ETF	1,459,670
23,187	iShares TIPS Bond ETF	2,641,231
TOTAL EXCHANGE TRADED FUNDS (Cost $4,235,943) - 30.04%		4,100,901

REAL ESTATE INVESTMENT TRUSTS - 9.45%
948	AvalonBay Communities, Inc.	184,149
2,555	Equity Residential	184,522
698	Essex Property Trust, Inc.	182,534
1,090	Extra Space Storage, Inc.	185,431
3,680	Iron Mountain, Inc.	179,179
1,663	Life Storage, Inc.	185,691
4,102	UDR, Inc.	188,856
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,387,870) - 9.45%		1,290,362

MONEY MARKET FUND - 4.81%
660,174	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 1.44% *	660,174
TOTAL MONEY MARKET FUND (Cost $660,174) - 4.81%		660,174

INVESTMENTS IN SECURITIES, AT VALUE (Cost $14,484,420) ** - 99.30%		13,559,246

OTHER ASSETS LESS LIABILITIES - 0.70%		91,942

NET ASSETS - 100.00%		$13,651,188

* Variable rate security; the money market rate shown represents the seven day yield at June 30, 2022.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $14,557,324 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                  $   111,799

Gross Unrealized Depreciation                   (1,109,877)

       Net Unrealized Appreciation              $   (998,078)

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Annual Report | 20

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Exchange Traded Funds	30.25%
Real Estate Investments Trusts	9.52%
Electric Services	6.62%
National Commercial Banks	5.15%
Money Market Fund	4.84%
Pharmaceutical Preparations	4.27%
Crude Petroleum & Natural Gas	3.29%
Electric & Other Services Combined	2.77%
Services-Advertising Agencies	2.53%
Converted Paper & Paperboard Products (No Containers/Boxes)	1.49%
Computer & Office Equipment	1.46%
Specialty Cleaning, Polishing & Sanitation Preparations	1.46%
Trucking & Courier Services (No Air)	1.46%
Telephone Communications (No Radiotelephone)	1.43%
Biological Products (No Diagnostic Substances)	1.39%
Computer Communications Equipment	1.37%
Wholesale-Hardware & Plumbing & Heating Equipment & Supplies	1.37%
Accident & Health Insurance	1.35%
Investment Advice	1.27%
State Commercial Banks	1.25%
Household Appliances	1.24%
Semiconductors & Related Devices	1.24%
Paper Mills	1.22%
Wholesale-Computers & Peripheral Equipment & Software	1.22%
Natural Gas Transmission	1.21%
Natural Gas Transmission & Distribution	1.21%
Life Insurance	1.20%
Surgical & Medical Instruments & Apparatus	1.20%
Petroleum Refining	1.19%
Retail-Radio, Tv & Consumer Electronics Stores	1.17%
Cigarettes	1.14%
Industrial Organic Chemicals	1.12%
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers	1.10%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2022 and are subject to change.

Annual Report | 21

DSS AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2022

Defensive Growth Fund	Large Cap Share Buyback Fund	Monthly Risk-On Risk-Off Fund	Income Fund
Assets:				
Investments in Securities, at Value (Cost $1,997,889; $4,371,609; $7,034,286; and $14,484,420, respectively)	$ 1,971,632	$ 3,857,074	$ 6,757,995	$ 13,559,246
Receivables:				
Due from Advisor	-	-	3	1,329
Shareholder Subscriptions	14	-	10,000	120,248
Dividends & Interest	2,120	4,688	3,086	22,312
Prepaid Expenses	15,953	12,144	15,852	12,746
Total Assets	1,989,719	3,873,906	6,786,936	13,715,881
Liabilities:				
Payables:				
Advisory Fees	76	399	-	-
Shareholder Redemptions	-	-	-	3,195
Due to Custodian	624	966	87,761	39,992
Transfer Agent & Administration Fees	1,797	2,149	1,856	2,656
Chief Compliance Officer Fees	-	-	-	333
Distribution (12b-1) Fees	140	327	1,112	1,931
Trustee Fees	83	99	118	31
Servicing Fees	395	88	25	1,599
Accrued Expenses	14,768	13,812	16,884	14,956
Total Liabilities	17,883	17,840	107,756	64,693
Net Assets	$ 1,971,836	$ 3,856,066	$ 6,679,180	$ 13,651,188
Net Assets Consist of:				
Paid In Capital	$ 12,082,507	$ 4,380,586	$ 19,790,662	$ 24,450,401
Accumulated Earnings (Deficit)	(10,110,671)	(524,520)	(13,111,482)	(10,799,213)
Net Assets	$ 1,971,836	$ 3,856,066	$ 6,679,180	$ 13,651,188
Class A Shares				
Net Assets	$ 631,934	$ 1,521,767	$ 2,172,523	$ 4,715,142
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	77,649	159,896	187,317	952,962
Net asset value per share	$ 8.14	$ 9.52	$ 11.60	$ 4.95
Short-term redemption price per share (a)	$ 8.06	$ 9.42	$ 11.48	$ 4.90
Minimum redemption price per share (d)	$ 8.06	$ 9.42	$ 11.48	$ 4.90
Maximum offering price per share (b)	$ 8.57	$ 10.02	$ 12.21	$ 5.16
Class I Shares				
Net Assets	$ 762,847	$ 2,105,072	$ 2,177,594	$ 6,300,008
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	86,776	213,882	168,865	1,207,723
Net asset value and offering price per share	$ 8.79	$ 9.84	$ 12.90	$ 5.22
Short-term redemption price per share (a)	$ 8.70	$ 9.74	$ 12.77	$ 5.17
Class U Shares				
Net Assets	$ 577,055	$ 229,227	$ 2,329,063	$ 2,636,038
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	75,434	25,202	213,118	520,976
Net asset value per share	$ 7.65	$ 9.10	$ 10.93	$ 5.06
Short-term redemption price per share (a)	$ 7.57	$ 9.01	$ 10.82	$ 5.01
Minimum redemption price per share (d)	$ 7.57	$ 9.01	$ 10.82	$ 5.01
Maximum offering price per share (c)	$ 7.85	$ 9.33	$ 11.21	$ 5.16

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 5.00%; and 4.00%, respectively.

(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; and 2.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). Assumes 1% redemption fee described in (a) does not apply.

The accompanying notes are an integral part of these financial statements.

Annual Report | 22

DSS AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF OPERATIONS

For the year ended June 30, 2022

The accompanying notes are an integral part of these financial statements.

Annual Report | 23

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Annual Report | 24

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended 6/30/2022	Year Ended 6/30/2021
Increase (Decrease) in Net Assets Resulting From Operations:		
Net Investment Loss	$ (50,102)	$ (36,193)
Net Realized Gain on Investments in Securities	511,913	1,557,293
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(872,700)	140,049
Net Increase (Decrease) in Net Assets Resulting from Operations	(410,889)	1,661,149
Distributions to Shareholders:		
Distributions:		
Class A	(780,152)	-
Class I	(368,296)	-
Class U	(76,453)	-
Total Distributions Paid to Shareholders	(1,224,901)	-
Capital Share Transactions:		
Proceeds from Sale of Shares:		
Class A	195,027	154,375
Class I	1,393,543	96,299
Class U	24,960	5,000
Reinvestment of Distributions:		
Class A	402,064	-
Class I	314,499	-
Class U	54,794	-
Cost of Shares Redeemed:		
Class A	(2,357,171)	(1,134,939)
Class I	(256,903)	(657,271)
Class U	(256,671)	(209,571)
Redemption Fees	210	34
Net Decrease in Net Assets from Capital Share Transactions	(485,648)	(1,746,073)
Net Decrease in Net Assets	(2,121,438)	(84,924)
Net Assets:		
Beginning of Year	5,977,504	6,062,428
End of Year	$ 3,856,066	$ 5,977,504
Share Activity		
Class A:		
Shares Sold	16,786	12,228
Shares Reinvested	33,844	-
Shares Redeemed	(186,992)	(91,976)
Net Decrease in Shares of Beneficial Interest Outstanding	(136,362)	(79,748)
Class I:		
Shares Sold	116,081	8,146
Shares Reinvested	25,632	-
Shares Redeemed	(21,610)	(54,640)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	120,103	(46,494)
Class U:		
Shares Sold	2,290	441
Shares Reinvested	4,806	-
Shares Redeemed	(18,850)	(18,924)
Net Decrease in Shares of Beneficial Interest Outstanding	(11,754)	(18,483)

The accompanying notes are an integral part of these financial statements.

Annual Report | 25

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Annual Report | 26

DSS AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended 6/30/2022	Year Ended 6/30/2021
Increase (Decrease) in Net Assets Resulting From Operations:		
Net Investment Income	$ 90,459	$ 128,427
Net Realized Gain (Loss) on Investments in Securities	(167,543)	2,044,147
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(1,119,190)	(53,144)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,196,274)	2,119,430
Distributions to Shareholders:		
Distributions		
Class A	(40,805)	(51,283)
Class I	(29,324)	(37,196)
Class U	(16,368)	(16,606)
Return of Capital		
Class A	(349,590)	(287,531)
Class I	(251,228)	(125,462)
Class U	(140,228)	(97,846)
Total Distributions Paid to Shareholders	(827,543)	(615,924)
Capital Share Transactions:		
Proceeds from Sale of Shares:		
Class A	2,213,280	416,117
Class I	5,971,349	195,404
Class U	1,504,351	477,717
Reinvestment of Distributions:		
Class A	303,307	240,140
Class I	256,625	155,743
Class U	139,254	92,600
Cost of Shares Redeemed:		
Class A	(1,406,072)	(838,017)
Class I	(1,239,473)	(590,898)
Class U	(464,757)	(727,154)
Redemption Fees	762	552
Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,278,626	(577,796)
Net Increase in Net Assets	5,254,809	925,710
Net Assets:		
Beginning of Year	8,396,379	7,470,669
End of Year	$13,651,188	$ 8,396,379
Share Activity		
Class A:		
Shares Sold	399,491	76,510
Shares Reinvested	54,982	45,556
Shares Redeemed	(258,714)	(156,930)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	195,759	(34,864)
Class I:		
Shares Sold	1,043,604	33,544
Shares Reinvested	44,683	28,378
Shares Redeemed	(216,416)	(105,923)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	871,871	(44,001)
Class U:		
Shares Sold	268,516	81,067
Shares Reinvested	24,818	17,401
Shares Redeemed	(82,691)	(139,290)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	210,643	(40,822)

The accompanying notes are an integral part of these financial statements.

Annual Report | 27

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 10.21	$ 8.03	$ 9.68	$ 9.59	$ 10.47
From Investment Operations:					
Net Investment Loss *	(0.15)	(0.15)	(0.11)	(0.17)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(1.92)	2.33	(1.54)	0.26	(0.71)
Total from Investment Operations	(2.07)	2.18	(1.65)	0.09	(0.88)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-
Net Asset Value, at End of Year	$ 8.14	$ 10.21	$ 8.03	$ 9.68	$ 9.59
Total Return (a)	(20.27)%	27.15%	(17.05)%	0.94%	(8.40)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 632	$ 1,849	$ 1,862	$ 3,279	$ 5,216
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	6.58%	4.44%	3.82%	3.79%	3.12%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(4.94)%	(3.18)%	(2.16)%	(2.23)%	(1.75)%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	3.47%	2.86%	2.82%	3.31%	3.02%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.83)%	(1.60)%	(1.16)%	(1.75)%	(1.66)%
Portfolio Turnover	1,213.41%	775.61%	920.18%	496.34%	1,020.14%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.70%, and 0.44%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 28

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 10.97	$ 8.58	$ 10.30	$ 10.15	$ 11.02
From Investment Operations:					
Net Investment Loss *	(0.11)	(0.10)	(0.07)	(0.13)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(2.07)	2.49	(1.65)	0.28	(0.75)
Total from Investment Operations	(2.18)	2.39	(1.72)	0.15	(0.87)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-
Net Asset Value, at End of Year	$ 8.79	$ 10.97	$ 8.58	$ 10.30	$ 10.15
Total Return (a)	(19.87)%	27.86%	(16.70)%	1.48%	(7.89)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 763	$ 422	$ 857	$ 2,369	$ 4,077
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	6.58%	4.28%	3.55%	3.61%	2.88%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(4.96)%	(3.01)%	(1.94)%	(2.04)%	(1.51)%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	2.81%	2.32%	2.27%	2.80%	2.53%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.19)%	(1.04)%	(0.66)%	(1.23)%	(1.16)%
Portfolio Turnover	1,213.41%	775.61%	920.18%	496.34%	1,020.14%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.70%, and 0.44%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 29

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 9.64	$ 7.62	$ 9.23	$ 9.19	$ 10.09
From Investment Operations:					
Net Investment Loss *	(0.18)	(0.18)	(0.14)	(0.21)	(0.21)
Net Realized and Unrealized Gain (Loss) on Investments	(1.81)	2.20	(1.47)	0.25	(0.69)
Total from Investment Operations	(1.99)	2.02	(1.61)	0.04	(0.90)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-
Net Asset Value, at End of Year	$ 7.65	$ 9.64	$ 7.62	$ 9.23	$ 9.19
Total Return (a)	(20.64)%	26.51%	(17.44)%	0.44%	(8.92)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 577	$ 801	$ 1,042	$ 1,778	$ 2,636
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	6.89%	4.59%	4.54%	4.41%	3.87%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(5.25)%	(3.33)%	(2.87)%	(2.84)%	(2.50)%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	3.93%	3.33%	3.33%	3.81%	3.53%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.29)%	(2.07)%	(1.66)%	(2.23)%	(2.16)%
Portfolio Turnover	1,213.41%	775.61%	920.18%	496.34%	1,020.14%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.70%, and 0.44%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 30

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 13.96	$ 10.57	$ 11.49	$ 11.44	$ 10.29
From Investment Operations:					
Net Investment Loss *	(0.15)	(0.07)	(0.05)	(0.04)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(0.73)	3.46	(0.88)	0.65	1.34
Total from Investment Operations	(0.88)	3.39	(0.93)	0.61	1.23
Distributions from:					
Net Realized Gain	(3.56)	-	-	(0.56)	(0.08)
Total Distributions	(3.56)	-	-	(0.56)	(0.08)
Paid in Capital From Redemption Fees *	- (c)	- (c)	0.01	- (c)	- (c)
Net Asset Value, at End of Year	$ 9.52	$ 13.96	$ 10.57	$ 11.49	$ 11.44
Total Return (a)	(11.37)%	32.07%	(8.01)%	5.72%	11.94%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 1,522	$ 4,136	$ 3,974	$ 4,358	$ 2,129
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	3.85%	3.26%	3.41%	3.18%	4.26%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.57)%	(1.72)%	(1.70)%	(1.53)%	(2.94)%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	2.44%	2.14%	2.11%	1.96%	2.35%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(1.16)%	(0.61)%	(0.41)%	(0.31)%	(1.02)%
Portfolio Turnover	433.66%	547.28%	248.03%	164.13%	216.65%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 31

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 14.29	$ 10.79	$ 11.68	$ 11.59	$ 10.33
From Investment Operations:					
Net Investment Loss *	(0.08)	(0.04)	(0.01)	(0.00) (c)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.81)	3.54	(0.89)	0.65	1.35
Total from Investment Operations	(0.89)	3.50	(0.90)	0.65	1.34
Distributions from:					
Net Realized Gain	(3.56)	-	-	(0.56)	(0.08)
Total Distributions	(3.56)	-	-	(0.56)	(0.08)
Paid in Capital From Redemption Fees *	- (c)	- (c)	0.01	- (c)	- (c)
Net Asset Value, at End of Year	$ 9.84	$ 14.29	$ 10.79	$ 11.68	$ 11.59
Total Return (a)	(11.16)%	32.44%	(7.62)%	5.99%	12.97%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 2,105	$ 1,340	$ 1,514	$ 2,274	$ 2,120
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	3.83%	3.18%	3.18%	2.91%	3.58%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.43)%	(1.62)%	(1.43)%	(1.29)%	(2.29)%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	2.05%	1.88%	1.88%	1.66%	1.34%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(0.64)%	(0.32)%	(0.13)%	(0.04)%	(0.07)%
Portfolio Turnover	433.66%	547.28%	248.03%	164.13%	216.65%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 32

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 13.57	$ 10.35	$ 11.34	$ 11.36	$ 10.28
From Investment Operations:					
Net Investment Loss *	(0.22)	(0.16)	(0.13)	(0.11)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	3.38	(0.87)	0.65	1.33
Total from Investment Operations	(0.91)	3.22	(1.00)	0.54	1.16
Distributions from:					
Net Realized Gain	(3.56)	-	-	(0.56)	(0.08)
Total Distributions	(3.56)	-	-	(0.56)	(0.08)
Paid in Capital From Redemption Fees *	- (c)	- (c)	0.01	- (c)	- (c)
Net Asset Value, at End of Year	$ 9.10	$ 13.57	$ 10.35	$ 11.34	$ 11.36
Total Return (a)	(12.00)%	31.11%	(8.73)%	5.12%	11.27%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 229	$ 502	$ 574	$ 1,053	$ 374
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	4.02%	3.46%	4.15%	3.92%	4.51%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.67)%	(1.90)%	(2.47)%	(2.24)%	(3.26)%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	3.16%	2.88%	2.83%	2.68%	2.80%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(1.82)%	(1.32)%	(1.15)%	(1.00)%	(1.55)%
Portfolio Turnover	433.66%	547.28%	248.03%	164.13%	216.65%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 33

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS A(F)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 13.86	$ 12.24	$ 13.05	$ 13.50	$ 12.32
From Investment Operations:					
Net Investment Loss *	(0.24)	(0.20)	(0.16)	(0.10)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(2.02)	1.82	(0.65)	(0.35)	1.27
Total from Investment Operations	(2.26)	1.62	(0.81)	(0.45)	1.18
Paid in Capital From Redemption Fees *	- (c)	-	-	- (c)	- (c)
Net Asset Value, at End of Year	$ 11.60	$ 13.86	$ 12.24	$ 13.05	$ 13.50
Total Return (a)	(16.31)%	13.24%	(6.21)%	(3.33)%	9.58%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 2,173	$ 3,907	$ 4,687	$ 5,699	$ 3,608
Before Waiver/Reimbursement or Recoupment:					
Ratio of Expenses to Average Net Assets (b)(d)	3.37%	2.53%	2.80%	2.46%	3.20%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.97)%	(1.26)%	(1.25)%	(0.66)%	(1.30)%
After Waiver/Reimbursement or Recoupment:					
Ratio of Expenses to Average Net Assets (b)(d)	3.27%	2.84%	2.79%	2.60%	2.59%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.87)%	(1.57)%	(1.23)%	(0.81)%	(0.69)%
Portfolio Turnover	690.99%	770.03%	917.79%	546.50%	794.40%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 34

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS I(F)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(e) Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 35

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS U (F)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 36

DSS AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 5.89	$ 4.84	$ 6.13	$ 7.00	$ 7.41
From Investment Operations:					
Net Investment Income *	0.03	0.08	0.09	0.22	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.53)	1.41	(0.94)	(0.65)	(0.22)
Total from Investment Operations	(0.50)	1.49	(0.85)	(0.43)	0.03
Distributions from:					
Net Investment Income	(0.04)	(0.07)	(0.08)	(0.21)	(0.24)
Return of Capital	(0.40)	(0.37)	(0.36)	(0.23)	(0.20)
Total Distributions	(0.44)	(0.44)	(0.44)	(0.44)	(0.44)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-
Net Asset Value, at End of Year	$ 4.95	$ 5.89	$ 4.84	$ 6.13	$ 7.00
Total Return (a)	(8.97)%	32.34%	(14.55)%	(6.25)%	0.50%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 4,715	$ 4,462	$ 3,837	$ 5,583	$ 6,395
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	3.35%	3.16%	3.08%	2.62%	2.75%
Ratio of Net Investment Income Average Net Assets (b)(d)(e)	0.04%	1.02%	0.99%	3.16%	3.07%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	2.79%	2.60%	2.54%	2.36%	2.35%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	0.60%	1.57%	1.53%	3.42%	3.47%
Portfolio Turnover	571.51%	677.36%	717.54%	530.98%	331.95%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 37

DSS AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 6.18	$ 5.04	$ 6.33	$ 7.18	$ 7.54
From Investment Operations:					
Net Investment Income *	0.10	0.13	0.14	0.29	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)	1.47	(0.97)	(0.68)	(0.21)
Total from Investment Operations	(0.50)	1.60	(0.83)	(0.39)	0.10
Distributions from:					
Net Investment Income	(0.05)	(0.12)	(0.13)	(0.23)	(0.26)
Return of Capital	(0.41)	(0.34)	(0.33)	(0.23)	(0.20)
Total Distributions	(0.46)	(0.46)	(0.46)	(0.46)	(0.46)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-
Net Asset Value, at End of Year	$ 5.22	$ 6.18	$ 5.04	$ 6.33	$ 7.18
Total Return (a)	(8.61)%	33.30%	(13.81)%	(5.55)%	1.42%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 6,300	$ 2,075	$ 1,913	$ 3,195	$ 3,386
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	3.12%	3.04%	2.83%	2.40%	2.49%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	0.48%	1.15%	1.33%	3.47%	3.31%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	1.91%	1.80%	1.74%	1.56%	1.54%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	1.69%	2.39%	2.42%	4.31%	4.26%
Portfolio Turnover	571.51%	677.36%	717.54%	530.98%	331.95%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00% ,0.00%, 0.00%, and 0.00%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 38

DSS AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 5.99	$ 4.90	$ 6.18	$ 7.03	$ 7.43
From Investment Operations:					
Net Investment Income *	0.01	0.06	0.06	0.19	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	1.42	(0.95)	(0.65)	(0.22)
Total from Investment Operations	(0.54)	1.48	(0.89)	(0.46)	(0.01)
Distributions from:					
Net Investment Income	(0.04)	(0.05)	(0.05)	(0.16)	(0.19)
Return of Capital	(0.35)	(0.34)	(0.34)	(0.23)	(0.20)
Total Distributions	(0.39)	(0.39)	(0.39)	(0.39)	(0.39)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-
Net Asset Value, at End of Year	$ 5.06	$ 5.99	$ 4.90	$ 6.18	$ 7.03
Total Return (a)	(9.46)%	31.53%	(15.02)%	(6.65)%	(0.07)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 2,636	$ 1,860	$ 1,720	$ 2,703	$ 2,982
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	3.83%	3.52%	3.80%	3.31%	3.51%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	(0.37)%	0.68%	0.34%	2.44%	2.25%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	3.26%	3.07%	3.03%	2.86%	2.87%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	0.19%	1.13%	1.11%	2.89%	2.89%
Portfolio Turnover	571.51%	677.36%	717.54%	530.98%	331.95%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 39

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2022

  1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

DSS AmericaFirst Quantitative Funds (the “Trust”), previously Americafirst Quantitative Funds, was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than DSS AmericaFirst Large Cap Share Buyback Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four series: DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Large Cap Share Buyback Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund (formerly AmericaFirst Tactical Alpha Fund and AmericaFirst Absolute Return Fund), and DSS AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund) (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust, except the Large Cap Share Buyback Fund which is non-diversified. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC is the former is investment advisor to the Funds. DSS Wealth Management, Inc. is the current investment advisor to the Funds (“Manager”).

DSS AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

DSS AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund (“Risk-On Risk-Off Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

DSS AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Annual Report | 40

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Annual Report | 41

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$1,510,493	$1,510,493	$—	$—
Exchange Traded Fund	370,672	370,672	—	—
Money Market Fund	90,467	90,467	—	—
Total	$1,971,632	$1,971,632	$—	$—

Annual Report | 42

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Large Cap Share Buyback Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,835,469	$3,835,469	$—	$—
Money Market Fund	21,605	21,605	—	—
Total	$3,857,074	$3,857,074	$—	$—

Risk-On Risk-Off Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,234,929	$3,234,929	$—	$—
Exchange Traded Funds	3,377,983	3,377,983	—	—
Real Estate Investment Trust	145,083	145,083	—	—
Total	$6,757,995	$6,757,995	$—	$—

Income Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,507,809	$7,507,809	$—	$—
Exchange Traded Funds	4,100,901	4,100,901	—	—
Real Estate Investment Trusts	1,290,362	1,290,362	—	—
Money Market Fund	660,174	660,174	—	—
Total	$13,559,246	$13,559,246	$—	$—

(1)	As of and during the year ended June 30, 2022, none of the Funds held securities that were considered to be “Level 3” securities.

(2)	For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RIC”), except as noted below, and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income

Annual Report | 43

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2019-2021) or expected to be taken in the Funds’ 2022 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold, or amortized cost with bonds, with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency

Annual Report | 44

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k)     Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions on transfer, market quotations for such securities are generally not readily available, and they are considered to be illiquid securities.  The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).  Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in Level 3 of the fair value hierarchy.

l)     Credit Risk - The Deposits held in the Fund’s portfolio include deposits in a checking account and money market deposit account.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.

Annual Report | 45

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit.  To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

m)

Fifth Third Bank (the "Custodian"), the Funds' custodian, allowed cash overdrafts during the fiscal year when insufficient cash was available in the Funds' custodial accounts to meet its obligations. The Custodian maintained subsequent cash deposits in non-interest bearing accounts in order to compensate the Custodian for overdrafts which previously occurred during the fiscal year. Amounts presented as Due to Custodian on the Statements of Assets and Liabilities represent temporary cash overdrafts and monthly expense accruals that existed as of June 30, 2022.

n)

Distributions from REITs -

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

2. INVESTMENT TRANSACTIONS

For the year ended June 30, 2022, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$27,730,451	$28,311,305
Large Cap Buyback Fund	21,431,621	22,921,865
Risk-On Risk-Off Fund	58,594,351	60,974,471
Income Fund	62,597,351	56,215,586

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

DSS Wealth Management, Inc. (“DSS” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”) effective October 1, 2021. Under the terms of the Management Agreement, DSS is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Annual Report | 46

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Defensive Growth Fund	1.50%
Large Cap Buyback Fund	1.25%
Risk-On Risk-Off Fund	1.00%
Income Fund	1.25%

AmericaFirst Capital Management, LLC (“AFCM”) was the investment advisor prior to October 1, 2021, under similiar terms.

For the year ended June 30, 2022, total management fees were as follows:

Defensive Growth Fund	$33,521
Large Cap Buyback Fund	$61,665
Risk-On Risk-Off Fund	$84,260
Income Fund	$130,148

DSS earned the following amounts and the remainder were earned by AFCM

Defensive Growth Fund	$23,909
Large Cap Buyback Fund	$44,098
Risk-On Risk-Off Fund	$60,137
Income Fund	$101,604

Effective October 1, 2021, DSS and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not born by the Manager or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Manager) at the ratios to average daily net assets detailed below.

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2023
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2023
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2023
Income Fund	2.20%	1.40%	2.70%	October 31, 2023

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the date in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.

Annual Report | 47

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

June 30, 2025
Defensive Growth Fund
Class A	$25,755
Class I	$15,245
Class U	$14,287

Large Cap Buyback Fund
Class A	$29,922
Class I	$27,183
Class U	$2,427
Risk-On Risk-Off Fund
Class A	$4,671
Class I	$22,732
Class U	$2,203
Income Fund
Class A	$21,785
Class I	$34,423
Class U	$8,866

Below are the ratios, by class, per each contractual agreement for the time period November 1, 2019 through October 1, 2021(the agreement terminated when AFCM no longer served as investment adviser):

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2022
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2022
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2022
Income Fund	2.20%	1.40%	2.70%	October 31, 2022

Effective November 1, 2020 the expense limitation agreement excluded any (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not borne by the Advisor or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)).

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00% Class U per year of its average daily net assets for such distribution and shareholder service

Annual Report | 48

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

activities.  During the year ended June 30, 2022, fees incurred under the Plan were as follows:

Defensive Growth Fund Class A $1,156 Class U $2,244 Large Cap Buyback Fund Class A $2,211 Class U $776 Risk-On Risk-Off Fund
Class A $2,728 Class U $10,692 Income Fund Class A $9,209 Class U $15,042

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent and Accounting Agent. Certain employees of MSS are Officers of the Trust.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid a fee of $6,000 per year. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

As of June 30, 2022, the Adviser owed Risk-On Risk-Off Fund and Income Fund each $3 and $1,329, respectively.

As of June 30, 2022, the Defensive Growth Fund, Large Cap Buyback Fund, owed the Adviser each $76 and $399, respectively.

4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the year ended June 30, 2021, redemption fees were assessed as follows:

Defensive Growth Fund	$51
Large Cap Buyback Fund	$34
Risk-On Risk-Off Fund	$0
Income Fund	$552

Annual Report | 49

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

For the year ended June 30, 2022, redemption fees were assessed as follows:

Defensive Growth Fund	$0
Large Cap Buyback Fund	$210
Risk-On Risk-Off Fund	$18
Income Fund	$762

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended June 30, 2022, and 2021 was as follows:

For the year ended June 30, 2021:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Defensive Growth Fund	$—	$—	$—	$—
Large Cap Buyback Fund	—	—	—	—
Risk-On Risk-Off Fund	—	—	—	—
Income Fund	105,084	—	510,840	615,924
For the year ended June 30, 2022:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Defensive Growth Fund	$—	$—	$—	$—
Large Cap Buyback Fund	1,132,541	$92,360	—	1,224,901
Risk-On Risk-Off Fund	—	—	—	—
Income Fund	86,497	—	741,046	827,543

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized (Depreciation)	Total Accumulated (Deficits)

Defensive Growth Fund	$—	$—	$(16,909)	$(10,036,794)	$—	$(56,968)	$(10,110,671)
Large Cap Buyback Fund	8,386	20,390	—	—	—	(553,296)	(524,520)
Risk-On Risk-Off Fund	—	—	(60,206)	(12,710,412)	—	(340,864)	(13,111,482)
Income Fund	—	—	(141,136)	(9,659,999)	—	(998,078)	(10,799,213)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and distributions from partnership investments.

Annual Report | 50

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Defensive Growth Fund	$16,909
Large Cap Buyback Fund	—
Risk-On Risk-Off Fund	60,206
Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Defensive Growth Fund	$—
Large Cap Buyback Fund	—
Risk-On Risk-Off Fund	—
Income Fund	141,136

At June 30, 2022, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Defensive Growth Fund	$9,506,603	$530,191	$10,036,794
Large Cap Buyback Fund	—	—	—
Risk-On Risk-Off Fund	10,430,488	2,279,924	12,710,412
Income Fund	9,475,295	184,704	9,659,999

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the fiscal year ended June 30, 2022 as follows:

	Paid In Capital	Accumulated Earnings (Deficit)

Defensive Growth Fund	$(57,680)	$57,680
Large Cap Buyback Fund	-	-
Risk-On Risk-Off Fund	(165,978)	$165,978
Income Fund	-	-

Annual Report | 51

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

NOTE 6.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment in the financial statements.  However, the following disclosures are applicable:

Distributions

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Annual Report | 52

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Class A

	Pay Date	Rate

Ordinary Income	7/28/2022	0.03695

Class I

	Pay Date	Rate

Ordinary Income	7/28/2022	0.03840

Class U

	Pay Date	Rate

Ordinary Income	7/28/2022	0.03270

Annual Report | 53

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of DSS AmericaFirst Quantitative Funds

and the Shareholders of DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Large Cap Share Buyback Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund and DSS AmericaFirst Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of DSS AmericaFirst Defensive Growth Fund (formerly known as “AmericaFirst Defensive Growth Fund“), DSS AmericaFirst Large Cap Share Buyback Fund (formerly known as “AmericaFirst Large Cap Share Buyback Fund“), DSS AmericaFirst Monthly Risk-On Risk-Off Fund (formerly known as “AmericaFirst Monthly Risk-On Risk-Off Fund“) and DSS AmericaFirst Income Fund (formerly known as “AmericaFirst Income Fund“), each a series of shares of beneficial interest in DSS AmericaFirst Quantitative Funds (formerly known as “AmericaFirst Quantitative Funds“)(the “Funds”), including the schedules of investments, as of June 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the DSS AmericaFirst Quantitative Funds since 2013.

Philadelphia, Pennsylvania

August 29, 2022

Annual Report | 54

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2022 (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period January 1, 2022 and held for the entire period through June 30, 2022.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Annual Report | 55

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2022 (UNAUDITED)

DSS AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$948.72	$18.55
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,005.75	$19.10

* Expenses are equal to the Fund's annualized expense ratio of 3.84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$951.30	$13.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.71	$14.16

* Expenses are equal to the Fund's annualized expense ratio of 2.84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$946.78	$19.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,004.36	$20.48

* Expenses are equal to the Fund's annualized expense ratio of 4.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$800.00	$10.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.09	$11.78

* Expenses are equal to the Fund's annualized expense ratio of 2.36%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 56

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2022 (UNAUDITED)

DSS AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$800.65	$8.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$9.74

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$796.85	$13.54
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.72	$15.15

* Expenses are equal to the Fund's annualized expense ratio of 3.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Risk-On Risk-Off Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$848.57	$15.40
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.13	$16.73

* Expenses are equal to the Fund's annualized expense ratio of 3.36%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Risk-On Risk-Off Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$854.30	$9.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.08	$9.79

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 57

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2022 (UNAUDITED)

DSS AmericaFirst Risk-On Risk-Off Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$846.63	$17.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,005.60	$19.24

* Expenses are equal to the Fund's annualized expense ratio of 3.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$920.85	$12.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.31	$13.56

* Expenses are equal to the Fund's annualized expense ratio of 2.72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$921.13	$8.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.47	$9.39

* Expenses are equal to the Fund's annualized expense ratio of 1.88%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$918.15	$15.22
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.93	$15.94

* Expenses are equal to the Fund's annualized expense ratio of 3.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 58

DSS AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS

JUNE 30, 2022 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address and Year of Birth	Position(s) Held with DSS AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in DSS AmericaFirst Overseen by AmericaFirst Trustee	Other Directorships Held by DSS AmericaFirst Trustee During the Past Five Years
DISINTERESTED TRUSTEES
David S. Friedensohn Year of Birth: 1961	Trustee, January 2021 to present	CEO, The Wall Street Transcript (financial news and research publisher), 2009 to present; Managing Director, Pellinore Ventures, LLC (investment and consulting enterprise), 2010 to present.	4	Nile Capital Investment Trust, Feb. 2010 to March 2019.
Monica S. Himes Year of Birth: 1973	Trustee, January 2021 to present	Registered Representative, Andes Capital Group, LLC (capital raising and trading broker-dealer); February 2021 to present Registered Representative, OCP Capital, LLC (private capital raising focused broker-dealer) 2013 to January 2021.	4	None
Allan R. Siegel Year of Birth: 1958	Trustee, September 2021 to present	Chief Financial Officer, Northwest Bank, Apr. 2021 to present; Chief Financial Officer and Chief Credit Officer, Columbia Credit Union, Mar. 2017 to Apr. 2021; Senior Adviser, Blackhall Cottage, LLC (specialty finance company with focus on structured term group-life insurance), July 2016 to Mar. 2017.	4	None

Annual Report | 59

DSS AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS (CONTINUED)

JUNE 30, 2022 (UNAUDITED)

 Interested Trustees and Officers of the Trust

Name, Address and Year of Birth	Position(s) Held with DSS AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in DSS AmericaFirst Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Rick A. Gonsalves 300 Harding Boulevard, Ste. 215 Roseville, CA 95678 Year of Birth: 1968	Trustee – 2012 to present; President – May 2017 to present	President, iQuant.pro (a financial modeling consultancy), 2018 to present; Portfolio Manager DSS Wealth Management, Inc. (investment adviser to the Funds), Sept. 2021 to present; President, Chief Executive Officer and Portfolio Manager, AmericaFirst Capital Management, LLC (2007 to present).	4	None
OFFICERS OF THE TRUST
Robert G. Roach Jr. Year of Birth: 1962	Chief Compliance Officer of the Trust – September 2018 to present

Chief Compliance Officer (“CCO”), AmericaFirst Quantitative Funds, 09/2018-Present; Owner, Roach Corp (Consulting Firm) 08/2017-Present; Managing Principal, OCP Capital LLC (Broker Dealer), 05/2018-Present; Financial and Operations Principal (FINOP), CommonGood Securities LLC (Broker Dealer), 04/2018-Present; COO/CFO, TriLinc Global LLC (Impact Investment Fund Manager), 01/2017 to 08/2017; CFO & CCO, LR Global Holdings (Frontier Markets Investment Firm), 07/2016 to 12/2016; CCO, AmericaFirst Capital Management LLC, 02/2012 to 07/2016; CCO, AmericaFirst Quantitative Funds, 02/2012 to 12/2015; CFO & CCO, AmericaFirst Securities, Inc. LLC (Broker Dealer), 03/2012 to 07/2016, Independent Trustee, Nile Capital Investment Trust, (Mutual Fund), 01/2012 to Present.

			n/a	n/a
Umberto Anastasi Year of Birth: 1974	Treasurer – August 2017 to present	From 1999 to present, Vice President, Mutual Shareholder Services LLC	n/a	n/a
Brandon Pokersnik Year of Birth: 1978	Secretary – August 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012	n/a	n/a

Annual Report | 60

DSS AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS (CONTINUED)

JUNE 30, 2022 (UNAUDITED)

Compensation of the Board of Trustees

Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Funds, will be paid a fee of $19,500 per year.  The “interested persons” of the Trust receive no Board member compensation from the Funds. The table below details the amount of compensation received by the Trustees from the Trust for the fiscal year ended June 30, 2022. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation Paid to Trustees
Monica Himes	$8,406	None	None	$8,406
David Friedensohn	$6,594	None	None	$6,594
Allan Siegel	$4,500	None	None	$4,500

The Trust’s Statement of Additional Information includes additional information about the trustees an Officers and is available, without charge, upon request by calling toll-free 1-877-217-8501.

Annual Report | 61

DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2022 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. During the year ended June 30, 2022, the Trust's Liquidity Program Administrator ("LPA") and the Board reviewed the Fund's investments and they determined that, generally, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements.  Accordingly, the Board and the LPA concluded that (i) the Fund's liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund's liquidity risk management program has been effectively implemented.

The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

Annual Report | 62

 PRIVACY NOTICE

 Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

Annual Report | 63

PRIVACY NOTICE (Continued)
Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.

Annual Report | 64

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

This Page Was Left Blank Intentionally

Annual Report | 65

This Page Was Left Blank Intentionally

Annual Report | 66

DSS AmericaFirst Quantitative Funds

MANAGER

DSS Wealth Management, Inc.

1999 Bryan St., Ste. 900

Dallas, TX 75201

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each of the independent board members together consist as the audit committee financial expert based on their combined knowledge and experience.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2022

$ 49,000

FY 2021

$ 49,000

(b)

Audit-Related Fees

Registrant

FY 2022

$ 0

FY 2021

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2022

$10,000

FY 2021

$10,000

Nature of the fees:

Review of the 1120-RICS  and Excise Returns.

(d)

All Other Fees

Registrant

FY 2022

$ 0

FY 2021

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2022

$10,000

FY 2021

$10,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DSS AmericaFirst Quantitative Funds

By /s/ Rick Gonsalves

*Rick Gonsalves

Chief Executive Officer

Date September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Rick Gonsalves

     Rick Gonsalves

     Chief Executive Officer

Date: September 7, 2022

By: /s/ Bob Anastasi

     Bob Anastasi

     Chief Financial Officer and Treasurer

Date: September 7, 2022

* Print the name and title of each signing officer under his or her signature.